Share-based compensation	6 Months Ended
Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based compensation

14. Share-based compensation

Restricted share units granted upon 2024 Plan

On October 31, 2024, the Board of Directors of the Company approved the 2024 Equity Incentive Plan (the “2024 Plan”), under which, the Board of Directors adopt an equity incentive plan for the purpose of attracting and retaining services of the best available personnel, providing additional incentives to employees, officers, directors and external persons, and promoting the success of the Group as a whole. The maximum aggregate number of Class A ordinary shares that may be issued for all purposes under the 2024 Plan shall be 7 million.

The Company granted two traches of restricted share units (“RSUs”) under the 2024 Plan in November 2024 and December 2024, respectively. The RSUs were granted to eligible managements and employees.

Restricted shares for share-based payment

As one-off compensation for the consulting service provided by PX SPAC CAPITAL INC (“PX SPAC”) for the Company’s financing activities, the Company granted 1,000,000 and 1,400,000 Class A ordinary shares to PX SPAC on December 12, 2024 and February 25, 2025, respectively. 1,700,000 Class A ordinary shares have been vested when granted, and 700,000 Class A ordinary shares were unvested because PX SPAC did not completely fulfill the agreed financing target as of March 31, 2025.

Share-based compensation expenses were allocated to operating expenses as follows:

	For the six months ended March 31,
	2024	2025
	(Unaudited)	(Unaudited)
General and administrative expenses	$-	$3,526
Selling and marketing expenses	-	724
Research and development expenses	-	258
Total share-based compensation expenses	$-	$4,508

As of March 31, 2025, the unrecognized compensation cost was US$3,997.

The following table summarized the Group’s restricted share unit activities during the six months ended March 31, 2025.

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested as of October 1, 2024	$-	$-
Granted	8,942,700	1.00
Vested	(3,614,639)	1.03
Forfeited	(46,928)	1.24
Unvested as of March 31, 2025 (Unaudited)	$5,281,133	$0.98

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.
NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2025
(In U.S. dollars in thousands, except share and per share data)